Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share capital	Contributed surplus	Accumulated other comprehensive income	Deficit	Total
Balance at the beginning at Dec. 31, 2021	$ 219,579	$ 16,986	$ 4,746	$ (160,693)	$ 80,618
Balance at the beginning (in shares) at Dec. 31, 2021	20,776,217
Net loss for the year				(28,669)	(28,669)
Cumulative translation adjustment - net of tax of $nil	$ (15,229)	(1,228)	12,091		(4,366)
Exercise of share options	$ 443	(180)			263
Exercise of share options (in shares)	40,542
Vesting of RSUs	$ 1,032	(1,032)
Vesting of RSUs (in shares)	62,738
Share-based compensation (note 12)		4,158			4,158
Balance at the end at Dec. 31, 2022	$ 205,825	18,704	16,837	(189,362)	52,004
Balance at the end (in shares) at Dec. 31, 2022	20,879,497
Net loss for the year				(28,569)	(28,569)
Cumulative translation adjustment - net of tax of $nil	$ 6,103	(654)	(4,806)		643
Exercise of share options	$ 403	(158)			245
Exercise of share options (in shares)	33,799
Exercise of warrants	$ 4,223	(986)			3,237
Exercise of warrants (shares)	285,138
Vesting of RSUs	$ 704	(704)
Vesting of RSUs (in shares)	162,131
Vesting of DSUs	$ 135	(135)
Vesting of DSUs (in shares)	10,000
Change in terms of DSUs (note 12)		203			203
Share-based compensation (note 12)		3,417			3,417
Balance at the end at Dec. 31, 2023	$ 217,393	$ 19,687	$ 12,031	$ (217,931)	$ 31,180
Balance at the end (in shares) at Dec. 31, 2023	21,370,565